S000076296 [Member] Average Annual Total Returns	12 Months Ended	31 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	7.09%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.04%	6.11%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.60%	5.78%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	4.82%
Performance Inception Date		Jun. 01, 2022